Rule 497(e)
                                                              File No. 002-75503



                             MAXIM SERIES FUND, INC.
                          August 12, 1999 Supplement to
                           the May 1, 1999 Prospectus

On page 1of the prospectus and throughout the prospectus, wherever the Maxim Founders Blue Chip Portfolio is referenced, please delete this disclosure and replace with the following: Maxim Founders Growth & Income Portfolio (formerly the Maxim Founders Blue Chip Portfolio).

On page 28of the prospectus, please delete the disclosures regarding the benchmark index for Maxim Value Index Portfolio and Maxim Growth Index Portfolio and replace with the following:

         Portfolio
o        Maxim Value Index Portfolio        S&P/BARRA Value Index.1
o        Maxim Growth Index Portfolio       S&P/BARRA Growth Index.1


--------
1 Standard & Poor's and BARRA are not sponsors of, or in any other way affiliated with, the Maxim Growth Index and Maxim Value Index Portfolios or Maxim Series Fund.


On page 31 of the prospectus, please delete the disclosures regarding the average annual return for one year, five years and since inception for the period ending December 31, 1998, for the Maxim Growth Index and Maxim Value Index, respectively, and replace with the following:

                                                     One Year    Five Year         Since Inception
Growth Index Portfolio                               37.28%        24.47%           24.22%
S&P/BARRA Growth Index                               42.09%        27.75%           27.22%

+ The inception date for the Portfolio was December 1, 1993. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its investment objective so that it now seeks investment results that track the total return of the common stocks that comprise the S&P/BARRA Growth Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Growth Index. Consistent with its change in investment objective, the Portfolio now compares its performance to that of the S&P/BARRA
Growth Index, the Portfolio's new benchmark  index.

                                                     One Year    Five Year         Since Inception
Value Index Portfolio                                14.48%        19.82%           19.78%
S&P/BARRA Value Index                                14.67%        19.66%           19.44%

+ The inception date for the Portfolio was December 1, 1993. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its investment objective so that it now seeks investment results that track the total return of the common stocks that comprise the S&P/BARRA Value Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Value Index. Consistent with its change in investment objective, the Portfolio now compares its performance to that of the S&P/BARRA Value Index, the Portfolio's new benchmark index.

On page 40 of the prospectus, please delete the disclosures regarding the Russell 1000 Value Index and Russell 1000 Growth Index and replace with the following:

The S&P/BARRA Growth Index (the "Growth Index") is a widely recognized, unmanaged index that contains half of the market value of the S&P 500 stock index. The Growth Index is comprised of the stocks representing half of the total market value of the S&P 500 stock index with the highest price-to-book value ratios.

The S&P/BARRA Value Index (the "Value Index") is a widely recognized, unmanaged index that contains the other half of the market value of the S&P 500 stock index. The Value Index is comprised of the stocks representing half of the total market value of the S&P 500 stock index with the lowest price-to-book value ratios.

On pages 67 and 68 of the prospectus, please delete the disclosure regarding the Maxim Value Index Portfolio and Maxim Growth Index Portfolio, respectively, and replace with the following:



                             MAXIM SERIES FUND, INC.

                           MAXIM VALUE INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1998, 1997, 1996, 1995 and 1994 is as follows:

                                                                             Year Ended December 31,
                                               -------------------------------------------------------------------------------------
                                                     1998               1997             1996             1995            1994
                                               -----------------   ---------------  ----------------  --------------  --------------

Net Asset Value, Beginning of Year           $       1.8136            1.4538     $       1.2623    $      0.9614   $       1.0118

Income From Investment Operations

Net investment income                                0.0279            0.0278             0.0298           0.0305           0.0253
Net realized and unrealized gain (loss)              0.2301            0.4631             0.2287           0.3198          (0.0504)
                                               -----------------   ---------------  ----------------  --------------  --------------

Total Income (Loss) From Investment
Operations                                           0.2580            0.4909             0.2585           0.3503          (0.0251)
                                               -----------------   ---------------  ----------------  --------------  --------------

Less Distributions

From net investment income                          (0.0278)          (0.0278)           (0.0298)         (0.0359)         (0.0253)
From net realized gains                             (0.1485)          (0.1033)           (0.0372)         (0.0135)
                                               -----------------   ---------------  ----------------  --------------  --------------

Total Distributions                                 (0.1763)          (0.1311)           (0.0670)         (0.0494)         (0.0253)
                                               -----------------   ---------------  ----------------  --------------  --------------

Net Asset Value, End of Year                 $       1.8953     $      1.8136     $       1.4538    $      1.2623   $       0.9614
                                               =================   ===============  ================  ==============  ==============

Total Return                                        14.48%             34.08%            20.63%           36.80%           (2.49)%

Ratios/Supplemental Data

Net Assets, End of Year                      $   326,339,498    $   237,421,804   $    122,283,026  $    65,183,898 $   25,610,474

Ratio of Expenses to Average Net Assets              0.60%             0.60%              0.60%           0.60%             0.60%

Ratio of Net Investment Income
  to Average Net Assets                              1.54%             1.83%              2.38%           2.87%             3.18%

Portfolio Turnover Rate                             39.67%             26.03%            16.31%          18.11%            16.88%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $177,712,342 and $111,264,436, respectively.

Prior to July 26, 1999, the Portfolio's investment objective was to seek investment results that tracked the total return of the common stocks that comprised the Russell 1000 Value Index.

                             MAXIM SERIES FUND, INC.

                          MAXIM GROWTH INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:



                                                                                Year Ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                       1998              1997             1996             1995              1994
                                                 -----------------  ---------------  ---------------  ---------------   ------------

Net Asset Value, Beginning of Year             $      1.8507      $     1.4852     $      1.3459    $      1.0120     $      1.0064

Income From Investment Operations

Net investment income                                 0.0070            0.0085            0.0114           0.0127            0.0133
Net realized and unrealized gain                      0.6769            0.4241            0.2851           0.3432            0.0056
                                                 -----------------  ---------------  ---------------  ---------------   ------------

Total Income From Investment Operations               0.6839            0.4326            0.2965           0.3559            0.0189

Less Distributions

From net investment income                           (0.0070)          (0.0085)          (0.0114)         (0.0165)          (0.0133)
From net realized gains                              (0.1000)          (0.0586)          (0.1458)         (0.0055)
                                                 -----------------  ---------------  ---------------  ---------------   ------------

Total Distributions                                  (0.1070)          (0.0671)          (0.1572)         (0.0220)          (0.0133)
                                                 -----------------  ---------------  ---------------  ---------------   ------------

Net Asset Value, End of Year                   $      2.4276      $     1.8507     $      1.4852    $      1.3459     $      1.0120
                                                 =================  ===============  ===============  ===============   ============

Total Return                                          37.28%            29.26%           22.10%           35.29%             1.93%

Ratios/Supplemental Data

Net Assets, End of Year                        $   297,170,229    $  162,975,760   $     83,743,210 $     43,515,299  $   14,171,307

Ratio of Expenses to Average Net Assets               0.60%             0.60%             0.60%            0.60%             0.60%

Ratio of Net Investment Income
to Average Net Assets                                 0.36%             0.54%             0.83%            1.15%             1.57%

Portfolio Turnover Rate                               26.48%            21.52%           41.55%           17.90%            18.50%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $117,491,258 and $56,327,645, respectively.

Prior to July 26, 1999, the Portfolio's investment objective was to seek investment results that tracked the total return of the common stocks that comprised the Russell 1000 Growth Index.